Derivative Warrant Liabilities - Secured Convertible Note Warrants - Additional Information (Details) $ / shares in Units, $ in Millions, $ in Millions				2 Months Ended
	Sep. 30, 2020 CAD ($)	Jun. 05, 2020 CAD ($) $ / shares	Jun. 05, 2020 USD ($)	Dec. 31, 2020 CAD ($) shares $ / shares
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Indebtedness under unsecured convertible notes | $			$ 3.0
Issuance of common shares				296,700,000
Warrants outstanding				2,080,000
Top of Range
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Indebtedness under unsecured convertible notes | $	$ 3.0	$ 3.0
Secured Convertible Note Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants description		The Secured Convertible Note Warrants were issued on June 5, 2020 and expired 36 months from the date of issuance.	The Secured Convertible Note Warrants were issued on June 5, 2020 and expired 36 months from the date of issuance.
Warrants expiration period		36 months	36 months
Warrants exercised				35,000,000
Weighted average exercise price of warrants | $ / shares				$ 0.1766
Issuance of common shares				35,000,000
Gross proceeds from exercise of warrants | $				$ 8.0
Warrants outstanding
Secured Convertible Note Warrants | Bottom of Range
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Weighted average price of common shares | $ / shares		$ 2.00